Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy of the Company’s Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)		Mar. 31, 2025		Sep. 30, 2024
Financial liabilities:
Financial liabilities		$ 9,355,765
Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Financial liabilities
Significant other observable inputs Level 2 [Member]
Financial liabilities:
Financial liabilities
Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Financial liabilities		9,355,765
Convertible Notes [Member]
Financial liabilities:
Financial liabilities		5,860,000	[1]
Convertible Notes [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Financial liabilities	[1]
Convertible Notes [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Financial liabilities	[1]
Convertible Notes [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Financial liabilities	[1]	5,860,000
Warrant Liabilities [Member]
Financial liabilities:
Financial liabilities		3,495,765	[2]
Warrant Liabilities [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Financial liabilities	[2]
Warrant Liabilities [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Financial liabilities	[2]
Warrant Liabilities [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Financial liabilities	[2]	$ 3,495,765

[1]	The Company has elected to recognize the convertible note at fair value (Note 10), therefore, there was no further evaluation of embedded features for bifurcation. The Company engaged a third-party valuation firm to perform the valuation of the convertible notes. The fair value of the convertible notes was calculated using the discounted cash flow method approach. The following is a reconciliation of the beginning and ending balances for the convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended March 31, 2025:
[2]	The freestanding warrants issued in connection with the convertible notes were determined to be derivatives that were accounted for as warrant liabilities measured at fair value on recurring basis (Note 10). The Company engaged a third-party valuation firm to perform the valuation of warrant liabilities using the discounted cash flow method approach with significant unobservable inputs to measure the fair value of the warrant liability (Level 3). The following is a reconciliation of the beginning and ending balances for warrants liabilities measured at fair value for the six months ended March 31, 2025: